LEASES - Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Feb. 29, 2020	Feb. 23, 2019	Feb. 24, 2018
Leases [Abstract]
Gains on sale leaseback transactions, net	$ 463.6	$ 487.1	$ 362.5	$ 360.1
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases		995.8
Operating cash flows from finance leases		79.8
Financing cash flows from finance leases		109.3
ROU assets obtained in exchange for operating lease obligations		1,195.2
ROU assets obtained in exchange for finance lease obligations		0.0
Impairment of ROU operating lease assets		15.4
Impairment of ROU finance lease assets		$ 6.1
Weighted average remaining lease term - operating leases (in years)		12 years 1 month 6 days
Weighted average remaining lease term - finance leases (in years)		9 years
Weighted average discount rate - operating leases		7.00%
Weighted average discount rate - finance leases		13.70%